Premises and Equipment - Summary of Premises and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Premises and equipment total, at cost		$ 23,861	$ 11,727
Less accumulated depreciation and amortization		(6,249)	(5,653)
Premises and equipment, net	$ 17,613	17,612	6,074
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment total, at cost		4,971	2,461
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment total, at cost		13,286	6,158
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment total, at cost		$ 5,604	$ 3,108